VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

(the “Fund”)

Supplement dated July 21, 2017 to the Fund’s

Class A, Class C, Class I, Class R, and Class W shares Prospectus and Class R6 shares Prospectus,

each dated September 30, 2016, and to the Fund’s Class T shares Prospectus dated May 31, 2017

(each a “Prospectus” and collectively the “Prospectuses”)

On July 13, 2017, the Board of Trustees of Voya Equity Trust approved modifications with respect to the Fund’s management fee, sub-advisory fee, 12b-1 fee for Class A shares, and expense limits effective August 1, 2017.

Effective August 1, 2017, the Fund’s Prospectuses are revised as follows:

Class A, Class C, Class I, Class R, and Class W shares Prospectus

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees	%	0.51	0.51	0.51	0.51	0.51
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.29	0.29	0.25	0.29	0.29
Total Annual Fund Operating Expenses	%	1.05	1.80	0.76	1.30	0.80
Waivers and Reimbursements[3]	%	(0.01)	(0.01)	(0.10)	(0.01)	(0.01)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.04	1.79	0.66	1.29	0.79

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

[2]	Expense information has been restated to reflect current contractual rates.

[3]	The adviser and distributor are contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 1.40% and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 1.04%, 1.79%, 0.66%, 1.29%, and 0.79% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.

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2.	The table in the section entitled “Expense Examples” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$675	889	1,120	1,783
C	Sold	$282	565	974	2,115
	Held	$182	565	974	2,115
I	Sold or Held	$67	233	413	933
R	Sold or Held	$131	411	712	1,567
W	Sold or Held	$81	254	443	989

3.	The line item with respect to “Distribution and/or Shareholder Services (12b-1) Fees” of the table within the section entitled “Classes of Shares – Choosing a Share Class – Class A” of the Fund’s Prospectus is deleted and replaced with the following:

Class A
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually

4.	The table in the section entitled “Distribution and Service (12b-1) Fees” in the “Classes of Shares” section of the Fund’s Prospectus is deleted and replaced with the following:

Fund	Class A	Class C	Class O	Class R
Voya Large-Cap Growth Fund	0.25%	1.00%	N/A1	0.50%
Voya Large Cap Value Fund	0.25%	1.00%	0.25%	0.50%[2]
Voya MidCap Opportunities Fund	0.25%	1.00%	0.25%	0.50%
Voya Real Estate Fund	0.25%	1.00%	0.25%	0.50%
Voya SmallCap Opportunities Fund	0.25%	1.00%	N/A1	0.50%

[1]	The Fund does not offer this class of shares.

[2]	The Distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares through October 1, 2017.

Class R6 shares Prospectus

5.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.57%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.57%

[1]	Expense information has been restated to reflect current contractual rates.

[2]	Other expenses are based on estimated amounts for the current fiscal year.

[3]	The adviser and distributor are contractually obligated to limit expenses to 0.80% for Class R6 shares through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 0.58% for Class R6 shares through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.

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6.	The table in the section entitled “Expense Examples” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$58	183	318	714

Class T shares Prospectus

7.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.29%
Total Annual Fund Operating Expenses	1.05%
Waivers and Reimbursements[3]	(0.01)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.04%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The adviser and distributor are contractually obligated to limit expenses to 1.15% for Class T shares through October 1, 2018. In addition, the adviser is contractually obligated to further limit expenses to 1.04% for Class T shares through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.

8.	The table in the section entitled “Expense Examples” in the summary section of the Fund’s Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$353	575	814	1,500

All Prospectuses

9.	The line item with respect to the Fund in the table within the section entitled “Management of the Funds – Management Fee” of the Fund’s Prospectuses is deleted and replaced with the following:

Management Fees
Voya Large-Cap Growth Fund[1]	0.80%

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10.	The following footnote is added following the table of the section entitled “Management of the Funds – Management Fee” of the Fund’s Prospectuses:

[1]	Effective August 1, 2017, the Adviser receives an annual advisory fee equal to 0.51% of the Fund’s average daily net assets. Prior to August 1, 2017, the Adviser received an annual advisory fee equal to the following as a percentage of the Fund’s average daily net assets: 0.800% on the first $500 million, 0.775% on the next $500 million, and 0.750% on assets in excess of $1 billion.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

(the “Fund”)

Supplement dated July 21, 2017 to the Fund’s

Class A, Class C, Class I, Class R, Class R6, and Class W shares Statement of Additional Information dated

September 30, 2016 and Class T shares Statement of Additional information dated May 31, 2017

(each an “SAI” and collectively the “SAIs”)

On July 13, 2017, the Board of Trustees of Voya Equity Trust approved modifications with respect to the Fund’s management fee, sub-advisory fee, 12b-1 fee for Class A shares, and expense limits effective August 1, 2017.

Effective August 1, 2017, the Fund’s SAIs are revised as follows:

Class A, Class C, Class I, Class R, Class R6, and Class W shares SAI and Class T shares SAI

1.	The line item with respect to the Fund in the table within the section entitled “Adviser – Management Fees” of the Fund’s SAIs is deleted and replaced with the following:

Fund	Annual Management Fee
Voya Large-Cap Growth Fund	0.51% of the Fund’s average daily net assets.

2.	The line item with respect to the Fund in the table within the section entitled “Sub-Adviser – Sub-Advisory Fees” of the Fund’s SAIs is deleted and replaced with the following:

Fund	Sub-Adviser	Annual Sub-Advisory Fee
Voya Large-Cap Growth Fund	Voya Investment Management Co. LLC (“Voya IM”)	0.2295% of the Fund’s average daily net assets.

Class A, Class C, Class I, Class R, Class R6, and Class W shares SAI

3.	The line item with respect to Class A shares of the Fund in the table within the section entitled “Distribution and Servicing Plans” of the Fund’s SAI is deleted and replaced with the following:

Fund	Type of Plan	Type of Fee
		Distribution Fee	Shareholder Service Fee	Combined Distribution and Shareholder Service Fee
Voya Large-Cap Growth Fund
Class A	Distribution and Service Plan	N/A	N/A	0.25%[1]

4.	The following footnote is added following the table within the section entitled “Distribution and Servicing Plans” of the Fund’s SAI:

[1]	Of this amount, up to 0.10% on an annualized basis of the average daily net assets of the Fund's Class A shares may be paid with respect to distribution services.

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5.	The section entitled “Distribution and Servicing Plans – Distribution Fee Waivers” is deleted and replaced with the following:

Distribution Fee Waivers

The Distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares of Voya Large Cap Value Fund through October 1, 2017. Termination or modification of this obligation requires approval by the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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